Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 19	$ 12
Finance lease cost:
Amortization	2	3
Interest	33	33
Variable lease cost	21	23
Total lease cost	$ 75	$ 71